Summary of Significant Accounting Policies and Recent Accounting Standards (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Product Information [Line Items]
Deposit money market	$ 10
Laboratory Facility [Member]
Product Information [Line Items]
Restricted cash	$ 1,421	$ 153
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | Two Customer [Member]
Product Information [Line Items]
Concentration risk percentage	100.00%
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Product Information [Line Items]
Concentration risk percentage		100.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Product Information [Line Items]
Concentration risk percentage		100.00%